PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2020	December 31, 2019

Medical equipment	$352,133	$352,133
Furniture and fixtures	123,487	123,487
Computer software and equipment	107,648	107,648
Office equipment	12,979	12,979
Leasehold improvements	304,661	304,661
	900,908	900,908
Less: accumulated depreciation	(878,994)	(832,506)
Property and equipment, net	$21,914	$68,402

Total depreciation expense for the years ended December 31, 2020 and 2019 was $46,488 and $142,465, respectively. Depreciation expense is reflected in general and administrative expenses and research and development expenses in the consolidated statement of operations.